SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of significant accounting policies [Abstract]
Schedule of Details of Company's Significant Subsidiaries

Details of the Company's significant subsidiaries which are consolidated are as follows:

			Proportion of ownership interest held
		Country of	June 30,	June 30,	Mineral
Name of subsidiaries	Principal activity	incorporation	2021	2020	properties
New Pacific Offshore Inc.	Holding company	BVI (i)	100%	100%
SKN Nickel & Platinum Ltd.	Holding company	BVI	100%	100%
Glory Metals Investment Corp. Limited	Holding company	Hong Kong	100%	100%
New Pacific Investment Corp. Limited	Holding company	Hong Kong	100%	100%
New Pacific Andes Corp. Limited	Holding company	Hong Kong	100%	100%
Fortress Mining Inc.	Holding company	BVI	100%	100%
Minera Alcira S.A.	Mining company	Bolivia	100%	100%	Silver Sand
NPM Minerales S.A.	Mining company	Bolivia	100%	100%
Colquehuasi S.R.L.	Mining company	Bolivia	100%	100%	Silverstrike
Granville S.R.L.	Mining company	Bolivia	100%	N/A	Carangas
Qinghai Found Mining Co., Ltd.	Mining company	China	82%	82%	RZY
Whitehorse Gold Corp.	Mining company	Canada	0%	100%
Tagish Lake Gold Corp.	Mining company	Canada	0%	100%	TLG
(i) British Virgin Islands ("BVI")

Schedule of Consolidated Statements of Financial Position

Consolidated Statements of Financial Position

	June 30, 2020		July 1, 2019
	As reported,	Restated,	As reported,	Restated,
	CAD$	USD$	CAD$	USD$
Cash	$40,644,346	$29,824,146	$27,849,961	$21,280,631
Other Current assets	33,120,154	24,303,019	11,344,868	8,668,806
Non-Current assets	105,051,558	77,085,086	85,053,566	64,990,881
Total assets	$178,816,058	$131,212,251	$124,248,395	$94,940,318

Current liabilities	$2,043,514	$1,499,501	$2,105,272	$1,608,677
Non-current liabilities	-	-	263,120	201,054
Total liabilities	$2,043,514	$1,499,501	$2,368,392	$1,809,731

Share Capital	$191,563,628	$145,904,310	$150,005,738	$114,621,944
Share-based payment reserve	22,057,385	16,813,906	19,978,062	15,265,578
Accumulated other comprehensive income	6,599,738	7,669,888	3,264,901	9,797,021
Retained earnings	(43,398,714)	(40,633,984)	(51,331,013)	(46,541,710)
Non-controlling interests	(49,493)	(41,370)	(37,685)	(12,246)
Total shareholder's equity	$176,772,544	$129,712,750	$121,880,003	$93,130,587
Total liabilities and shareholder's equity	$178,816,058	$131,212,251	$124,248,395	$94,940,318

Schedule of Consolidated Statement of Income and Comprehensive Income

Consolidated Statement of Income and Comprehensive Income

	Year ended June 30, 2020
	As reported,	Restated,
	CAD$	USD$
Operating expense	$(6,187,954)	$(4,608,589)
Other income	14,100,841	10,501,857
Net income	$7,912,887	$5,893,268
Other comprehensive income (loss), net of taxes	3,342,441	(2,141,799)
Total comprehensive income, net of taxes	$11,255,328	$3,751,469

Earnings per share - Basic and diluted	$0.05	$0.04

Schedule of Estimated Useful Lives

Plant and equipment are initially recorded at cost, including all directly attributable costs to bring the assets to the location and condition necessary for it to be capable of operating in the manner intended by management. Plant and equipment are subsequently measured at cost less accumulated depreciation and applicable impairment losses. Depreciation is computed using the straight-line method based on the nature and estimated useful lives as follows:

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New Pacific Metals Corp.
Notes to the Consolidated Financial Statements
(Expressed in US dollars)

Land	Not depreciated
Buildings	20 Years
Machinery	5 Years
Motor vehicles	5 Years
Office equipment and furniture	5 Years
Computer software	5 Years